September 7, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: WRL Series Life Corporate Account (File No. 333-57681)
Dear Commissioners:
On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio (“separate account”), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).
The funds are as follows:
AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund — Series I Shares
AIM Variable Insurance Funds — AIM V.I. Dynamics Fund — Series I Shares
AIM Variable Insurance Funds — AIM V.I. Financial Services Fund — Series I Shares
AIM Variable Insurance Funds — AIM V.I. Global Health Care Fund — Series I Shares
AIM Variable Insurance Funds — AIM V.I. Small Cap Equity Fund — Series I Shares
AIM Variable Insurance Funds — AIM V.I. Technology Fund — Series I Shares
American Funds Insurance Series — Global Small Capitalization Fund (Class 2)
American Funds Insurance Series — Growth Fund (Class 2)
American Funds Insurance Series — International Fund (Class 2)
American Funds Insurance Series — New World Fund (Class 2)
DWS Investments VIT Funds — DWS Equity 500 Index VIP (Class A)
DWS Investments VIT Funds — DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds — Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Money Market Portfolio (Initial Class)
First Eagle Variable Funds, Inc. — First Eagle Overseas Variable Fund
Janus Aspen Series — Balanced Portfolio (Institutional Shares)
Janus Aspen Series — Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series — Forty Portfolio (Institutional Shares)
Janus Aspen Series — International Growth Portfolio (Institutional Shares)
Janus Aspen Series — Large Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series — Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series — Worldwide Growth Portfolio (Institutional Shares)

PIMCO Variable Insurance Trust — All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust — All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — Low Duration Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — StocksPLUS Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — Total Return Portfolio (Institutional Class)
Royce Capital Fund — Royce Micro-Cap Portfolio
Royce Capital Fund — Royce Small-Cap Portfolio
Rydex Variable Trust — Nova Fund
Rydex Variable Trust — OTC Fund
T. Rowe Price Equity Series, Inc. — T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. — T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. — T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust — Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. — UIF Emerging Markets Debt Portfolio (Class I)
The Universal Institutional Funds, Inc. — UIF Emerging Markets Equity Portfolio (Class I)
The Universal Institutional Funds, Inc. — UIF U.S. Mid Cap Value Portfolio (Class I)
Vanguard Variable Insurance Fund — Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Capital Growth Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Diversified Value Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Equity Income Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Equity Index Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF High Yield Bond Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF International Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Small Company Growth Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Total Bond Market Index Portfolio
Vanguard Variable Insurance Fund — Vanguard VIF Total Stock Market Index Portfolio
These Semi-Annual Reports are for the period ending June 30, 2007 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-4182.
Very truly yours,
/s/ James R. Trefz
Vice President

Document 1 The Semi-Annual Report AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 2 The Semi-Annual Report AIM Variable Insurance Funds — AIM V.I. Dynamics Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 3 The Semi-Annual Report of AIM Variable Insurance Funds — AIM V.I. Financial Services Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 4 The Semi-Annual Report of AIM Variable Insurance Funds — AIM V.I. Global Health Care Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 5 The Annual Report of AIM Variable Insurance Funds — AIM V.I. Small Cap Equity Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 6 The Semi-Annual Report of AIM Variable Insurance Funds — AIM V.I. Technology Fund — Series I Shares dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07452)
Document 7 The Semi-Annual Report of American Funds Insurance Series — Global Small Capitalization Fund (Class 2) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-03857).
Document 8 The Semi-Annual Report of American Funds Insurance Series — Growth Fund (Class 2) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-03857).
Document 9 The Semi-Annual Report of American Funds Insurance Series — International Fund (Class 2) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-03857).
Document 10 The Semi-Annual Report of American Funds Insurance Series — New World Fund (Class 2) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-03857).
Document 11 The Semi-Annual Report of DWS Investments VIT Funds — DWS Equity 500 Index Fund (Class A) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 17, 2007 (File No. 811-07507)
Document 12 The Semi-Annual Report of DWS Investments VIT Funds — DWS Small Cap Index Fund (Class A) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 17, 2007 (File No. 811-07507)

Document 13 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Balanced Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 14 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Contrafund® Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 15 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Growth Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 16 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Growth Opportunities Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 17 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — High Income Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 18 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Money Market Portfolio (Initial Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361)
Document 19 The Semi-Annual Report of First Eagle Variable Funds, Inc. — First Eagle Overseas Variable Fund dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-09092)
Document 20 The Semi-Annual Report of Janus Aspen Series — Balanced Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 21 The Semi-Annual Report of Janus Aspen Series — Flexible Bond Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 22 The Semi-Annual Report of Janus Aspen Series — Forty Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 23 The Semi-Annual Report of Janus Aspen Series — International Growth Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 24 The Semi-Annual Report of Janus Aspen Series — Large Cap Growth Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)

Document 25 The Semi-Annual Report of Janus Aspen Series — Mid Cap Growth Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 26 The Semi-Annual Report of Janus Aspen Series — Worldwide Growth Portfolio (Institutional Shares) dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 23, 2007 (File No. 811-07736)
Document 27 The Semi-Annual Report PIMCO Variable Insurance Trust — All Asset Portfolio (Administrative Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 28 The Semi-Annual Report PIMCO Variable Insurance Trust — All Asset Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 29 The Semi-Annual Report PIMCO Variable Insurance Trust — High Yield Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 30 The Semi-Annual Report PIMCO Variable Insurance Trust — Low Duration Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 31 The Semi-Annual Report PIMCO Variable Insurance Trust — Real Return Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 32 The Semi-Annual Report of PIMCO Variable Insurance Trust — Short-Term Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 33 The Semi-Annual Report PIMCO Variable Insurance Trust — StocksPLUS Growth and Income Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 34 The Semi-Annual Report of PIMCO Variable Insurance Trust — Total Return Portfolio (Institutional Class) dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 4, 2007 (File No. 811-08399)
Document 35 The Semi-Annual Report of Royce Capital Fund — Royce Micro-Cap Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 30, 2007 (File No. 811-07537)
Document 36 The Semi-Annual Report of Royce Capital Fund — Royce Small-Cap Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 30, 2007 (File No. 811-07537)
Document 37 The Semi-Annual Report of Rydex Variable Trust — Nova Fund dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-08821)

Document 38 The Semi-Annual Report of Rydex Variable Trust — OTC Fund dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 7, 2007 (File No. 811-08821)
Document 39 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Blue Chip Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07143)
Document 40 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Equity Income Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07143)
Document 41 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Mid-Cap Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07143)
Document 42 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price New America Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07143)
Document 43 The Semi-Annual Report of T. Rowe Price Fixed Income Series, Inc. — T. Rowe Price Limited Term Bond Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07153)
Document 44 The Semi-Annual Report of T. Rowe Price International Series, Inc. — T. Rowe Price International Stock Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 24, 2007 (File No. 811-07145)
Document 45 The Semi-Annual Report of Third Avenue Variable Series Trust — Third Avenue Value Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 28, 2007 (File No. 811-09395)
Document 46 The Semi-Annual Report of The Universal Institutional Funds, Inc. — UIF Emerging Markets Debt Portfolio — Class I dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 6, 2007 (File No. 811-07607)
Document 47 The Semi-Annual Report of The Universal Institutional Funds, Inc. — UIF Emerging Markets Equity Portfolio — Class I dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 6, 2007 (File No. 811-07607)
Document 48 The Semi-Annual Report of The Universal Institutional Funds, Inc. — UIF U.S. Mid Cap Value Portfolio — Class I dated June 30, 2007 that was filed with the Securities and Exchange Commission on September 6, 2007 (File No. 811-07607)
Document 49 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Balanced Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)

Document 50 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Capital Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 51 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Diversified Value Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 52 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Equity Income Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 53 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Equity Index Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 54 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 55 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF High Yield Bond Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 56 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF International Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 57 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Mid-Cap Index Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 58 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Money Market Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 59 The Semi-Annual Report Vanguard Variable Insurance Fund — Vanguard VIF REIT Index Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 60 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Short-Term Investment-Grade Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 61 The Semi-Annual Report of Vanguard Variable Insurance Fund — Vanguard VIF Small Company Growth Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)

Document 62 The Semi-Annual Report Vanguard Variable Insurance Fund — Vanguard VIF Total Bond Market Index Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)
Document 63 The Semi-Annual Report Vanguard Variable Insurance Fund — Vanguard VIF Total Stock Market Index Portfolio dated June 30, 2007 that was filed with the Securities and Exchange Commission on August 29, 2007 (File No. 811-05962)